Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Software copyright	$ 1,698,359	$ 1,794,981
Patent and others	3,019,516	3,191,300
Total intangible assets	4,717,875	4,986,281
Less: Accumulated and amortization	(1,564,070)	(1,287,712)
Less: Impairment loss	(3,153,805)
Intangible assets, net		$ 3,698,569